Other Financing Lines of Credit - Narrative (Details)	Dec. 31, 2022	Dec. 31, 2021
Mortgage Facilities | Maximum
Line of Credit Facility [Line Items]
Advances, threshold limit (in percent)	100.00%
Advance provided under various facilities (in percent)	70.00%
Mortgage Facilities | Minimum
Line of Credit Facility [Line Items]
Advance provided under various facilities (in percent)	45.00%
Reverse Mortgage Facilities | Maximum
Line of Credit Facility [Line Items]
Advances, threshold limit (in percent)	100.00%
Advance provided under various facilities (in percent)	104.00%
Reverse Mortgage Facilities | Minimum
Line of Credit Facility [Line Items]
Advance provided under various facilities (in percent)	30.00%
Commercial Loan Facilities | Maximum
Line of Credit Facility [Line Items]
Advances, threshold limit (in percent)	100.00%
Advance provided under various facilities (in percent)	90.00%
Commercial Loan Facilities | Minimum
Line of Credit Facility [Line Items]
Advance provided under various facilities (in percent)	70.00%
Line of credit
Line of Credit Facility [Line Items]
Financing line of credit outstanding, weighted average interest rate	7.35%	3.77%